Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.81%(a)
California–148.10%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare);
Series 2012 A, RB(b)(c)	5.00%	02/01/2022	$ 1,000	$ 1,032,579
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,176,524
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	1,120	859,028
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	1,805	1,345,017
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	4,970	4,834,894
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(f)(g)	5.00%	04/01/2027	6,600	8,261,416
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,923,720
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,422,462
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,789,436
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,245	1,203,093
Series 2009, GO Bonds(e)	0.00%	08/01/2028	3,000	2,793,038
Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,010	1,739,390
Series 2009, GO Bonds(e)	0.00%	08/01/2032	430	364,042
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	22,950	1,847,955
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	721,725
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,172,020
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	338,849
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	505	624,029
Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	10,000	1,986,563
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(e)	0.00%	06/01/2046	10,000	2,425,017
California (State of);
Series 2011, GO Bonds(b)	5.00%	09/01/2032	3,050	3,087,392
Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,555,084
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,156,386
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	12,015,417
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,558,440
Series 2016, GO Bonds(g)	5.00%	09/01/2045	6,600	8,016,331
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,203,418
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,650,350
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	3,010	3,953,691
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,491,221
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,145	4,737,115
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	1,500	1,734,766
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	755	897,528
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	434,264
Series 2020, Ref. RB(e)	0.00%	06/01/2055	2,950	732,655
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(b)(c)	5.00%	12/01/2022	1,600	1,718,018
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	3,040,161
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,493,104
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,907,164
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(g)	5.25%	04/01/2040	8,940	13,593,883
California (State of) Health Facilities Financing Authority; Series 2020 A, RB(g)	4.00%	08/15/2050	12,000	14,379,524
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,863,162
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	$ 2,940	$ 3,404,564
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB(b)(g)	5.00%	08/15/2051	12,000	12,703,606
Series 2017, RB	4.00%	11/15/2047	1,090	1,240,871
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,382,052
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,478,882
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(b)(c)	5.25%	11/15/2021	4,000	4,094,340
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,222	3,908,643
Series 2019 A-2, RB	4.00%	03/20/2033	3,591	4,241,760
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,591	1,865,725
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	2,640	3,042,419
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(c)	5.00%	01/01/2028	1,500	1,906,533
California (State of) Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB(b)(c)	5.00%	02/01/2023	3,000	3,243,272
California (State of) Municipal Finance Authority;
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,604,380
Series 2020 B, RB	4.00%	09/01/2043	315	350,712
Series 2020 B, RB	4.00%	09/01/2050	455	503,474
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,715,490
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,546,010
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	560	640,855
Series 2018 A, RB(h)	5.00%	06/01/2048	1,340	1,507,084
California (State of) Municipal Finance Authority (Bold Program); Series 2021 A, RB	4.00%	09/01/2046	1,095	1,214,092
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,200	1,364,020
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	4,050,414
Series 2014 B, RB	5.88%	08/15/2049	295	318,265
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,268,639
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	4,019,513
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2049	2,840	3,537,572
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	448,710
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,332,798
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,749,902
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,864,092
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2038	3,995	4,881,325
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,393,538
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(g)	5.00%	06/01/2042	10,380	12,560,978
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	1,200	1,365,992
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,257,854
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(d)	5.00%	07/01/2049	2,035	2,503,768
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2023	400	434,989
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2025	500	588,288
Series 2019, RB (INS - BAM)(d)	5.00%	05/15/2052	2,375	2,952,528
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	7,120	8,264,279
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	$ 1,150	$ 1,387,417
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	565,342
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	3,001,522
California (State of) Pollution Control Finance Authority;
Series 2012, RB(h)(i)	5.00%	07/01/2027	2,390	2,567,447
Series 2012, RB(h)(i)	5.00%	07/01/2037	6,000	6,340,114
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,014,447
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	2,000	2,136,213
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(h)	5.00%	11/15/2056	1,000	1,108,097
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,149,417
California (State of) Public Works Board; Series 2021 B, RB	4.00%	05/01/2046	2,100	2,535,950
California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,884,581
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB	5.00%	11/01/2032	1,500	1,600,698
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB(b)(c)	5.00%	09/01/2023	8,345	9,262,621
Series 2013 H, RB(b)(c)	5.00%	09/01/2023	2,000	2,219,922
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,185,457
Series 2015, RB(h)	5.00%	07/01/2045	2,635	2,963,932
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	130	154,313
Series 2016, Ref. RB(h)	5.00%	08/01/2046	1,370	1,539,369
California (State of) School Finance Authority (Aspire Public Schools); Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	600	682,546
California (State of) School Finance Authority (Classical Academies); Series 2020 A, RB(h)	5.00%	10/01/2050	1,000	1,184,995
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2054	1,900	2,142,012
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(h)	5.00%	08/01/2048	1,750	2,064,996
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	663,267
Series 2014 A, RB	5.13%	07/01/2044	750	825,783
Series 2015 A, RB(h)	5.00%	07/01/2045	1,150	1,290,664
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2039	750	930,377
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,170,303
Series 2012, RB	5.50%	06/01/2042	450	462,001
California (State of) Statewide Communities Development Authority;
Series 2011, RB(b)(c)	6.75%	07/01/2021	1,425	1,432,547
Series 2017, RB	5.00%	09/02/2037	650	760,233
Series 2017, RB	5.00%	09/02/2046	715	825,024
Series 2020 B, RB	4.00%	09/02/2050	370	415,335
Series 2020, RB	4.00%	09/01/2040	175	198,093
Series 2020, RB	4.00%	09/01/2050	360	401,896
Series 2020, RB	4.00%	09/01/2050	1,035	1,159,067
Series 2020, RB	4.00%	09/01/2050	625	700,467
Series 2020, RB	4.00%	09/01/2050	585	668,074
Series 2020, RB	5.00%	09/02/2050	805	973,416
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,048,930
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,543,644
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,067,860
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.38%	11/01/2043	4,035	4,478,191
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	1,000	1,169,883
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	2,337,141
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,561,097
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	$ 4,580	$ 5,249,278
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/04/2024	1,500	1,737,196
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	229,797
Series 2021, RB	4.00%	09/01/2051	380	429,822
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,487,608
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,186,076
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	2,000	2,255,560
Series 2019, RB(h)	5.00%	06/01/2039	375	452,224
Series 2019, RB(h)	5.00%	06/01/2051	1,145	1,355,880
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,978,974
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,184,892
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	910	1,001,040
Series 2019, RB(h)	5.25%	07/01/2049	2,500	2,704,907
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,199,926
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(b)(c)(g)	5.00%	12/01/2021	10,090	10,338,792
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	4,120,869
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(e)	0.00%	06/01/2046	17,000	3,651,763
California State University; Series 2012 A, RB(b)(c)(g)	5.00%	11/01/2022	2,010	2,150,011
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	291,127
Series 2020, RB	4.00%	09/01/2050	250	279,109
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,255,394
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	84,047
Series 2020, RB	4.00%	09/01/2051	295	326,767
Chino Valley Unified School District (Election of 2016); Series 2020 B, GO Bonds(g)	5.00%	08/01/2055	10,385	13,344,850
Chula Vista (City of), CA Community Facilities District; Series 2021, RB	4.00%	09/01/2051	300	333,417
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	625	560,985
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,755,825
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	129,738
Series 2020, RB	4.00%	09/01/2045	190	212,747
Series 2020, RB	4.00%	09/01/2050	420	467,599
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	168,308
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,108,764
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,108,764
Series 2013, Ref. RB(b)(c)	5.00%	09/01/2023	1,720	1,907,074
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,775	1,777,882
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2039	4,420	2,859,633
Series 2009, GO Bonds(e)	0.00%	08/01/2048	2,860	1,367,939
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	$ 95	$ 109,230
Series 2020, RB	4.00%	09/01/2028	95	110,187
Series 2020, RB	4.00%	09/01/2050	350	390,318
Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	172,855
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	2,735	2,298,567
Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	615	490,402
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,768,078
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	242,356
Series 2020, RB	4.00%	09/01/2050	295	331,005
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	247,716
Series 2020, RB	4.00%	09/01/2050	265	297,178
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,109,534
Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	1,119,095
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(e)	0.00%	01/01/2027	2,950	2,816,746
Series 2015, Ref. RB (INS - AGM)(d)(e)	0.00%	01/15/2035	6,245	4,600,196
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,127,774
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,344,689
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	1,010	1,011,589
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(e)	0.00%	08/01/2029	85	77,404
Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2029	665	592,068
Glendale Community College District;
Series 2020 B, GO Bonds(g)	4.00%	08/01/2050	10,000	11,707,756
Series 2020, GO Bonds(e)	0.00%	02/01/2045	1,285	657,546
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,263,533
Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,559,869
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	995	1,174,580
Series 2015, Ref. RB	5.00%	06/01/2040	810	943,528
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,834,766
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	18,290	18,941,638
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2024	3,000	2,951,762
Independent Cities Finance Authority;
Series 2021, RB (INS -AGM)(d)(h)	4.00%	06/01/2046	925	1,073,223
Series 2021, RB (INS -AGM)(d)(h)	4.00%	06/01/2051	1,250	1,445,347
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(e)	0.00%	06/01/2036	15,000	5,646,478
Series 2007 C-2, RB(e)	0.00%	06/01/2047	35,000	6,233,471
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,213,063
Series 2012, RB	5.00%	09/02/2025	500	529,187
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	355	392,583
Series 2012, RB	5.00%	09/02/2026	400	441,796
Series 2012, RB	5.00%	09/02/2027	325	358,210
Series 2012, RB	5.00%	09/02/2028	350	385,019
Series 2012, RB	5.00%	09/02/2029	705	773,918
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,177,387
Series 2014, RB	5.00%	09/01/2049	1,055	1,173,978
Irvine Ranch Water District; Series 2016, RB(f)(g)	5.25%	02/01/2046	8,175	9,986,481
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(d)	5.00%	09/01/2038	1,500	1,719,343
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	$ 500	$ 595,376
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,873,294
Series 2019 A, RB (INS - BAM)(d)	4.00%	09/01/2054	1,000	1,163,022
Jefferson Union High School District (Teacher and Staff Housing);
Series 2020, COP (INS - BAM)(d)	4.00%	08/01/2045	2,300	2,684,778
Series 2020, COP (INS - BAM)(d)	4.00%	08/01/2055	2,280	2,635,724
Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	340,215
Series 2020 A, RB	4.00%	09/01/2050	525	592,042
Series 2021 A, RB	4.00%	09/01/2050	290	325,214
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB(b)(c)	5.00%	09/01/2023	1,000	1,108,764
Series 2013 A, Ref. RB(b)(c)	5.00%	09/01/2023	4,000	4,435,055
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2046	110	123,248
Series 2021, RB	4.00%	09/01/2051	120	134,111
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	335,520
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,889,256
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	151,162
Series 2020, RB	4.00%	09/01/2049	320	357,153
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2036	235	268,504
Series 2021, Ref. RB	4.00%	09/01/2040	150	170,171
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,595,350
Series 2015, RB	5.00%	05/15/2026	1,000	1,148,338
Series 2015, RB	5.00%	05/15/2045	4,185	4,627,991
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,034,179
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,222,495
Long Beach Unified School District; Series 2012, Ref. GO Bonds(g)	5.00%	08/01/2031	11,625	12,274,658
Los Alamitos Unified School District; Series 2013, GO Bonds(j)	6.01%	08/01/2040	3,340	3,673,634
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,120,833
Series 2014, Ref. RB	5.00%	09/01/2030	985	1,119,185
Los Angeles (City of), CA Department of Airports;
Series 2021 A, Ref. RB(i)	5.00%	05/15/2046	1,120	1,434,126
Series 2021 A, Ref. RB(i)	5.00%	05/15/2051	2,000	2,544,105
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(i)	5.00%	05/15/2037	1,500	1,835,122
Series 2017 A, RB(i)	5.00%	05/15/2042	1,000	1,219,584
Series 2019 F, RB(i)	5.00%	05/15/2044	2,000	2,467,654
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(g)	5.00%	07/01/2043	5,250	5,513,799
Series 2012 B, Ref. RB(g)	5.00%	06/01/2032	10,000	10,466,224
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,118,070
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2044	5,000	5,981,732
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	8,500	10,168,939
Lucia Mar Unified School District (Election of 2016); Series 2020 C, GO Bonds	4.00%	08/01/2049	2,500	2,923,823
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	942,267
Series 2020, RB	4.00%	09/01/2051	1,470	1,625,581
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB(b)	5.00%	07/01/2044	4,000	4,208,478
Series 2017, RB(g)	5.00%	07/01/2047	6,035	7,479,885
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	$ 300	$ 329,718
Series 2020 B, RB	4.00%	09/01/2040	300	329,330
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	331,239
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,892,458
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,204,253
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	850	650,115
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(d)	5.00%	11/01/2023	1,880	1,899,017
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2031	2,000	1,653,980
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	1,250	1,095,022
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	493,963
Series 2019, RB	5.00%	09/01/2048	485	549,289
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2045	1,175	1,358,862
Series 2020 A, RB (INS - BAM)(d)	4.00%	12/01/2055	6,000	6,870,719
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2040	810	944,272
Series 2020 B, RB (INS - BAM)(d)	4.00%	12/01/2043	1,165	1,347,744
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	990	1,261,908
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	4,000	4,541,047
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,029,777
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,054,533
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2031	6,670	5,658,743
National (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	750	758,530
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,931,513
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,787,133
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	6,000	5,337,643
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	670	614,515
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(i)	5.00%	05/01/2022	3,000	3,132,826
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,847,446
Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	5,935,815
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	337,286
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	135,707
Series 2020, RB	4.00%	09/01/2051	460	515,817
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	355	402,462
Series 2020, RB	4.00%	08/15/2050	1,240	1,401,099
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,028,126
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,028,092
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	307,479
Series 2015 A, RB	5.25%	08/15/2045	3,555	4,048,609
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,442,849
Palomar Community College District; Series 2010, GO Bonds(j)	6.38%	08/01/2045	6,670	7,376,341
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	07/01/2049	8,440	3,322,272
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(d)	4.00%	09/01/2050	2,500	2,920,808
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,490,705
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,560,509
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	450,074
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California;
Series 2013 AI, RB(g)	5.00%	05/15/2038	$ 6,000	$ 6,527,330
Series 2016 L, Ref. RB(f)(g)	5.00%	05/15/2041	6,580	7,826,135
Series 2018 O, RB(g)	5.00%	05/15/2048	10,000	12,436,957
Series 2021 BH, Ref. RB	4.00%	05/15/2046	5,680	6,868,858
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	3,137,695
Series 2015, RB	5.00%	09/01/2044	1,500	1,696,904
Riverside Unified School District; Series 2021, RB	4.00%	09/01/2045	425	471,921
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	139,965
Series 2020, RB	4.00%	09/01/2050	265	296,021
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,880,380
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	641,957
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	500,238
Series 2020, RB	4.00%	09/01/2050	1,000	1,108,385
Series 2020, RB	5.00%	09/01/2050	1,520	1,793,382
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	166,746
Series 2020, RB	4.00%	09/01/2050	200	221,677
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,574,033
Sacramento (City of), CA Municipal Utility District; Series 2011 X, Ref. RB	5.00%	08/15/2027	2,120	2,140,999
Sacramento (County of), CA; Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	3,315	4,046,819
Sacramento Municipal Utility District; Series 2020 H, RB(g)	4.00%	08/15/2045	12,000	14,393,992
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	204,989
Series 2020, RB	4.00%	09/01/2045	380	417,972
Series 2020, RB	4.00%	09/01/2050	225	246,982
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB(b)(c)	5.00%	04/15/2022	3,000	3,129,067
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,865	1,873,408
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	3,401,284
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,146,809
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(g)	5.00%	04/01/2024	7,020	7,977,018
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(g)(i)	5.25%	05/01/2048	10,500	13,014,727
Series 2019 E, RB(i)	5.00%	05/01/2050	3,515	4,308,334
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	251,317
Series 2020, RB	4.00%	09/01/2050	425	471,064
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(g)	5.00%	11/01/2021	6,300	6,429,306
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,650	1,774,463
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	249,147
Series 2014 A, RB	5.00%	08/01/2028	370	416,711
Series 2014 A, RB	5.00%	08/01/2029	450	505,046
Series 2014 A, RB	5.00%	08/01/2032	785	876,361
Series 2014 A, RB	5.00%	08/01/2033	375	418,114
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,107,602
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,705,988
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	3,565	3,752,805
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(b)(c)(g)	5.00%	08/01/2023	5,000	5,529,441
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds(f)(g)	5.00%	08/01/2047	$ 6,575	$ 8,187,491
San Francisco (City of), CA Public Utilities Commission; Series 2012, RB(b)(c)	5.00%	05/01/2022	5,000	5,226,105
San Francisco Community College District; Series 2020 A, GO Bonds	4.00%	06/15/2045	3,730	4,421,235
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,708,540
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2032	1,000	827,488
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2030	2,500	2,519,633
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,266,153
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(d)	5.60%	08/01/2023	145	152,006
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(d)(e)	0.00%	04/01/2036	1,000	679,150
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,521,845
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,087,415
Series 2013, RB	5.63%	09/01/2043	2,880	3,130,349
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2036	7,000	3,048,041
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2028	1,520	1,374,420
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2029	5,000	4,397,863
Series 2007 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2030	1,210	1,033,262
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	775,275
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	930,105
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,033,214
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,735,206
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,033,281
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(b)(c)	5.25%	07/01/2021	2,850	2,861,841
Series 2011-1, RB(b)(c)	5.25%	07/01/2021	2,850	2,861,841
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	2,500	3,123,266
State of California;
Series 2020, GO Bonds(g)	4.00%	03/01/2046	2,000	2,379,244
Series 2020, GO Bonds(g)	4.00%	03/01/2050	7,000	8,290,630
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center); Series 2020, RB	4.00%	04/01/2050	2,425	2,847,567
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,586,743
Torrance Unified School District; Series 2009, GO Bonds(e)	0.00%	08/01/2034	1,400	897,931
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2038	1,000	1,285,998
Series 2020 A, RB	5.00%	10/01/2039	1,000	1,283,143
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,266,163
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,386,811
Series 2020 B, RB	5.00%	10/01/2034	300	379,429
Series 2020 B, RB	5.00%	10/01/2038	300	375,666
University of California; Serues 2020-XF1211, Revenue Ctfs.(g)	4.00%	05/15/2051	10,000	11,980,804
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2025	5,000	4,815,020
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2049	1,000	1,147,315
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	9,370	7,741,792
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,730	1,969,191
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2022	2,655	2,647,272
				976,335,232
Guam–3.49%
Guam (Territory of); Series 2011 A, RB(b)	5.25%	01/01/2036		3,000	3,086,781
Guam (Territory of) International Airport Authority; Series 2013 C, RB(i)	6.38%	10/01/2043		3,000	3,244,510
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026	$ 2,500	$ 2,648,179
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2027	1,500	1,588,140
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2030	4,000	4,227,319
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,972,475
Series 2020 A, RB	5.00%	01/01/2050	1,540	1,880,705
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	3,675	4,332,465
				22,980,574
Puerto Rico–2.10%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		1,860	1,904,417
Series 2002, RB	5.63%	05/15/2043		300	301,559
Series 2005 A, RB(e)	0.00%	05/15/2050		4,325	679,476
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030		1,150	1,241,692
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033		2,000	2,159,636
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2031		1,500	1,182,511
Series 2018 A-1, RB(e)	0.00%	07/01/2046		10,000	3,255,700
Series 2018 A-1, RB(e)	0.00%	07/01/2051		13,280	3,140,497
					13,865,488
Virgin Islands–1.12%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		1,720	1,639,517
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030		2,000	2,297,128
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		2,115	2,131,590
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		1,250	1,252,823
Series 2010 A, RB	5.00%	10/01/2029		85	85,192
					7,406,250
TOTAL INVESTMENTS IN SECURITIES(k)–154.81% (Cost $927,618,820)					1,020,587,544
FLOATING RATE NOTE OBLIGATIONS–(23.08)%
Notes with interest and fee rates ranging from 0.57% to 0.73% at 05/31/2021 and contractual maturities of collateral ranging from 08/01/2031 to 04/01/2056(l)					(152,145,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.59)%					(208,239,945)
OTHER ASSETS LESS LIABILITIES–(0.14)%					(959,335)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$659,243,264
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,620,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $53,252,518, which represented 8.08% of the Trust’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Trust’s investments with a value of $257,751,236 are held by TOB Trusts and serve as collateral for the $152,145,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Value Municipal Income Trust